UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Strategic Partners
Opportunity Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	2/28/2007

Date of reporting period:	8/31/2006

Item 1 – Reports to Stockholders

Jennison Select Growth Fund

AUGUST 31, 2006	SEMIANNUAL REPORT

OBJECTIVE

Seeks long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

October 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison Select Growth Fund informative and useful. To save the Fund the expenses of separate mailings, we have bound a supplement to its Prospectus and Statement of Additional Information together with this semiannual report. The supplement details important changes, but the investment objective and general practices of your Fund remain the same. We instituted the changes to provide additional investment flexibility.

The Fund will now have permission to invest up to 35% of its total assets in foreign securities, although we expect the percentage usually to remain below 10%. As the global economy becomes more integrated, the investment characteristics of some domestic and foreign stocks have converged. There will be times when the Fund’s portfolio managers may find that their objectives are best met by including shares of certain foreign companies.

These changes are the result of an extensive review of the practices of the JennisonDryden fund family, part of our continuing effort to improve. JennisonDryden combines strong teams of research analysts, a culture that leverages their findings, and security selection disciplines that focus on risk controls as well as returns. These traits characterize the JennisonDryden approach whether a fund’s primary investment discipline is based on fundamental research, quantitative research, or credit and economic research.

We have created a family of funds that you, together with the advice of a financial professional, can comfortably rely upon in investment programs suited to your personal goals and tolerance for risk. We appreciate your confidence in JennisonDryden Mutual Funds, and will continue to work to earn it.

Sincerely,

Judy A. Rice, President

Jennison Select Growth Fund

Jennison Select Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Select Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 8/31/06
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–8.52%	–0.45%	6.22%	–33.40%
Class B	–8.75	–1.09	2.42	–36.40
Class C	–8.75	–1.09	2.42	–36.40
Class Z	–8.39	–0.15	7.63	–32.30
Russell 1000 Growth Index[2]	–1.36	3.68	8.75	–33.15
S&P 500 Index[3]	2.79	8.87	25.51	1.67
Lipper Large-Cap Growth Funds Avg.[4]	–4.11	1.86	5.52	–27.42

Average Annual Total Returns[5] as of 9/30/06
		One Year	Five Years	Since Inception[1]
Class A		–4.26%	3.35%	–6.43%
Class B		–4.39	3.56	–6.29
Class C		–0.39	3.73	–6.29
Class Z		1.73	4.81	–5.33
Russell 1000 Growth Index[2]		6.04	4.42	–5.76
S&P 500 Index[3]		10.78	6.97	0.67
Lipper Large-Cap Growth Funds Avg.[4]		3.53	3.60	–4.78

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 6/2/00.

2The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Class Z shares are not subject to a 12b-1 fee. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/06
PepsiCo, Inc., Beverages	5.0%
Roche Holdings Ltd., Pharmaceuticals	4.0
Adobe Systems, Inc., Software	3.8
Google, Inc. (Class A Shares), Internet Software & Services	3.7
Apple Computer, Inc., Computer & Peripherals	3.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/06
Pharmaceuticals	12.5%
Communications Equipment	10.0
Capital Markets	9.4
Biotechnology	6.4
Software	5.9

Industry weightings reflect only long-term investments and are subject to change.

Jennison Select Growth Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2006, at the beginning of the period, and held through the six-month period ended August 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Select Growth Fund		Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$914.80	1.87%	$9.03
	Hypothetical	$1,000.00	$1,015.78	1.87%	$9.50

Class B	Actual	$1,000.00	$912.50	2.62%	$12.63
	Hypothetical	$1,000.00	$1,012.00	2.62%	$13.29

Class C	Actual	$1,000.00	$912.50	2.62%	$12.63
	Hypothetical	$1,000.00	$1,012.00	2.62%	$13.29

Class Z	Actual	$1,000.00	$916.10	1.62%	$7.82
	Hypothetical	$1,000.00	$1,017.04	1.62%	$8.24

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2007 (to reflect the six-month period).

Jennison Select Growth Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.7%
COMMON STOCKS

Aerospace & Defense 5.3%
19,200	The Boeing Co.	$1,438,080
30,600	United Technologies Corp.	1,918,926

		3,357,006

Beverages 5.0%
48,600	PepsiCo, Inc.	3,172,608

Biotechnology 6.4%
23,200	Genentech, Inc.(a)	1,914,464
33,600	Gilead Sciences, Inc.(a)	2,130,240

		4,044,704

Capital Markets 9.4%
8,800	Goldman Sachs Group, Inc.	1,308,120
18,600	Merrill Lynch & Co., Inc.	1,367,658
101,500	Schwab, Charles, Corp.	1,655,465
28,200	UBS AG	1,600,914

		5,932,157

Communications Equipment 10.0%
82,000	Cisco Systems, Inc.(a)	1,803,180
59,300	Corning, Inc.(a)	1,318,832
65,700	Motorola, Inc.	1,536,066
45,200	QUALCOMM, Inc.	1,702,684

		6,360,762

Computer & Peripherals 3.6%
33,900	Apple Computer, Inc.(a)	2,300,115

Consumer Finance 3.2%
39,100	American Express Co.	2,054,314

Diversified Financial Services 1.0%
29,100	KKR Private Equity Investors LLP, RDU - Physical, Private Placement, 144A (cost $720,479; purchased 5/3/06 - 5/8/06)(a)(b)(c)	657,369

Electronic Equipment & Instruments 1.0%
19,700	Agilent Technologies, Inc.(a)	633,552

See Notes to Financial Statements.

Jennison Select Growth Fund	7

Portfolio of Investments

as of August 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Energy Equipment & Services 2.5%
25,500	Schlumberger Ltd.	$1,563,150

Food & Staples Retailing 2.3%
27,300	Whole Foods Market, Inc.	1,463,826

Health Care Equipment & Supplies 3.1%
16,700	Alcon, Inc.	1,967,093

Health Care Providers & Services 4.8%
18,700	Caremark Rx, Inc.	1,083,478
25,100	WellPoint, Inc.(a)	1,942,991

		3,026,469

Hotels, Restaurants & Leisure 2.1%
34,900	Marriott International, Inc. (Class A shares)	1,314,334

Internet Software & Services 3.7%
6,200	Google, Inc. (Class A shares)(a)	2,346,886

Media 5.4%
75,200	News Corp. (Class A shares)	1,431,056
66,600	Walt Disney Co.	1,974,690

		3,405,746

Multiline Retail 3.2%
53,100	Federated Department Stores, Inc.	2,016,738

Oil, Gas & Consumable Fuels 2.2%
27,000	Occidental Petroleum Corp.	1,376,730

Pharmaceuticals 12.5%
26,800	Abbott Laboratories	1,305,160
34,600	Novartis AG (ADR) (Switzerland)	1,976,352
48,800	Pfizer, Inc.	1,344,928
27,400	Roche Holding Ltd. (ADR) (Switzerland)	2,521,214
17,200	Sanofi-Aventis (ADR) (France)	773,140

		7,920,794

Semiconductors & Semiconductor Equipment 5.9%
39,200	Broadcom Corp. (Class A shares)(a)	1,154,048
74,500	Marvell Technology Group Ltd.(a)	1,304,495
38,300	Texas Instruments, Inc.	1,248,197

		3,706,740

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Software 5.9%
74,100	Adobe Systems, Inc.(a)	$2,403,804
28,500	SAP AG (ADR) (Germany)	1,360,590

		3,764,394

Textiles, Apparel & Luxury Goods 2.2%
47,000	Coach, Inc.(a)	1,418,930

	Total long-term investments (cost $53,941,631)	63,804,417

SHORT-TERM INVESTMENT 0.1%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
85,768	(cost $85,768; Note 3)(d)	85,768

	Total Investments(e) 100.8% (cost $54,027,399; Note 5)	63,890,185
	Liabilities in excess of other assets (0.8%)	(503,832)

	Net Assets 100.0%	$63,386,353

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt.

RDU—Restricted Depositary Unit.

(a)	Non-income producing security.
(b)	Indicates a security restricted as to resale. The aggregate cost is $720,479. The aggregate market value of $657,369 is approximately 1.0% of the net assets.
(c)	Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of August 31, 2006, one security representing $657,369 and 1.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Directors.

See Notes to Financial Statements.

Jennison Select Growth Fund	9

Portfolio of Investments

as of August 31, 2006 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2006 were as follows:

Pharmaceuticals	12.5%
Communications Equipment	10.0
Capital Markets	9.4
Biotechnology	6.4
Software	5.9
Semiconductors & Semiconductor Equipment	5.9
Media	5.4
Aerospace & Defense	5.3
Beverages	5.0
Health Care Providers & Services	4.8
Internet Software & Services	3.7
Computer & Peripherals	3.6
Consumer Finance	3.2
Multiline Retail	3.2
Health Care Equipment & Supplies	3.1
Energy Equipment & Services	2.5
Food & Staples Retailing	2.3
Oil, Gas & Consumable Fuels	2.2
Textiles, Apparel & Luxury Goods	2.2
Hotels, Restaurants & Leisure	2.1
Diversified Financial Services	1.0
Electronic Equipment & Instrument	1.0
Affiliated Money Market Mutual Fund	0.1

100.8
Liabilities in excess of other assets	(0.8)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

AUGUST 31, 2006	SEMIANNUAL REPORT

Jennison Select Growth Fund

Statement of Assets and Liabilities

as of August 31, 2006 (Unaudited)

Assets
Investments, at value (cost $54,027,399)	$63,890,185
Cash	1,149
Receivable for investments sold	275,061
Dividends receivable	27,128
Foreign tax reclaim receivable	20,654
Receivable for Fund shares sold	9,560
Prepaid expenses	1,986

Total assets	64,225,723

Liabilities
Payable for Fund shares reacquired	416,297
Accrued expenses and other liabilities	274,171
Management fee payable	48,599
Transfer agent fee payable	47,368
Distribution fee payable	46,355
Deferred trustees’ fees	6,580

Total liabilities	839,370

Net Assets	$63,386,353

Net assets were comprised of:
Shares of beneficial interest, at par	$9,879
Paid in capital, in excess of par	222,498,468

222,508,347
Accumulated net investment loss	(633,422)
Accumulated net realized loss on investments	(168,351,358)
Net unrealized appreciation on investments	9,862,786

Net assets, August 31, 2006	$63,386,353

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($9,439,138 ÷ 1,416,452 shares of beneficial interest issued and outstanding)	$6.66
Maximum sales charge (5.50% of offering price)	.39

Maximum offering price to public	$7.05

Class B
Net asset value, offering price and redemption price per share ($33,564,192 ÷ 5,276,895 shares of beneficial interest issued and outstanding)	$6.36

Class C
Net asset value, offering price and redemption price per share ($18,460,800 ÷ 2,902,380 shares of beneficial interest issued and outstanding)	$6.36

Class Z
Net asset value, offering price and redemption price per share ($1,922,223 ÷ 283,861 shares of beneficial interest issued and outstanding)	$6.77

See Notes to Financial Statements.

Jennison Select Growth Fund	13

Statement of Operations

Six Months Ended August 31, 2006 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $16,809)	$257,753
Affiliated dividend income	10,254
Interest	1,688

Total income	269,695

Expenses
Management fee	325,170
Distribution fee—Class A	13,345
Distribution fee—Class B	191,801
Distribution fee—Class C	105,810
Transfer agent’s fee and expenses (including affiliated expense of $102,900)	134,000
Custodian’s fees and expenses	38,000
Reports to shareholders	30,000
Registration fees	20,000
Legal fees and expenses	15,000
Audit fee	8,000
Trustees’ fees	6,000
Miscellaneous expenses	9,101
Loan interest expenses (Note 2)	183

Total expenses	896,410

Net investment loss	(626,715)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	1,924,677
Net change in unrealized appreciation on investments	(8,136,724)

Net loss on investments	(6,212,047)

Net Decrease In Net Assets Resulting From Operations	$(6,838,762)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2006	Year Ended February 28, 2006
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(626,715)	$(1,485,494)
Net realized gain on investments	1,924,677	10,069,881
Net change in unrealized appreciation (depreciation) on investments	(8,136,724)	4,909,931

Net increase(decrease) in net assets resulting from operations	(6,838,762)	13,494,318

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	759,352	11,982,182
Cost of shares reacquired	(19,144,567)	(29,950,411)

Net decrease in net assets resulting from Fund share transactions	(18,385,215)	(17,968,229)

Total decrease	(25,223,977)	(4,473,911)

Net Assets
Beginning of period	88,610,330	93,084,241

End of period	$63,386,353	$88,610,330

See Notes to Financial Statements.

Jennison Select Growth Fund	15

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of four funds: Jennison Select Growth Fund (the “Fund”), Strategic Partners New Era Growth Fund, Strategic Partners Mid-Cap Value Fund and Dryden Strategic Value Fund. These financial statements relate to Jennison Select Growth Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000.

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity related securities in approximately 40 equity-related securities that are selected by the Fund’s investment subadviser, as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors

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influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days, are valued at current market quotations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class), unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted

Jennison Select Growth Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. PI has entered into a sub-management agreement with Prudential Investment Management, Inc. (“PIM”). PIM provides Jennison with certain research services and assists with maintenance of books and records as Jennison may request from time to time. PI pays for the services of the subadvisers and sub-manager, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90 of 1% of the Fund’s average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90 of 1% for the six months ended August 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C

18	Visit our website at www.jennisondryden.com

and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended August 31, 2006, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net asset of the Class A shares.

PIMS has advised the Fund that it has received approximately $8,500, in front-end sales charges resulting from sales of Class A shares, during the year ended February 28, 2006. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2006, it received approximately $33,700 and $340 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund utilized the SCA during the six months ended August 31, 2006. The average balance outstanding was $240,000 at a weighted average interest rate of 5.43% for 5 days.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Jennison Select Growth Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2006, the Fund incurred approximately $41,200 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended August 31, 2006, Prudential Equity Group, LLC earned approximately $1,700 in broker commissions from portfolio transactions executed on behalf on the Fund.

The Fund invests in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2006, were $47,796,543 and $66,945,819, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$54,566,696	$10,523,147	$(1,199,658)	$9,323,489

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at February 28, 2006 of approximately $169,909,000 of which $11,966,000 expires in 2009, $87,881,000 expires in 2010, $54,267,000 expires in 2011 and $15,795,000 expires in 2012. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

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On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact, if any in the financial statements has not yet been determined.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares of 1% will be effective during the 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Jennison Select Growth Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2006:
Shares sold	43,834	$303,864
Shares reacquired	(1,186,588)	(8,592,550)

Net increase (decrease) in shares outstanding before conversion	(1,142,754)	(8,288,686)
Shares issued upon conversion from Class B	931	6,605

Net increase (decrease) in shares outstanding	(1,141,823)	$(8,282,081)

Year ended February 28, 2006:
Shares sold	1,507,620	$10,502,144
Shares reacquired	(914,456)	(6,326,025)

Net increase (decrease) in shares outstanding before conversion	593,164	4,176,119
Shares issued upon conversion from Class B	7,912	53,995

Net increase (decrease) in shares outstanding	601,076	$4,230,114

Class B
Six months ended August 31, 2006:
Shares sold	32,281	$214,315
Shares reacquired	(996,090)	(6,442,141)

Net increase (decrease) in shares outstanding before conversion	(963,809)	(6,227,826)
Shares reacquired upon conversion into Class A	(972)	(6,605)

Net increase (decrease) in shares outstanding	(964,781)	$(6,234,431)

Year ended February 28, 2006:
Shares sold	133,391	$857,853
Shares reacquired	(2,195,405)	(14,140,923)

Net increase (decrease) in shares outstanding before conversion	(2,062,014)	(13,283,070)
Shares reacquired upon conversion into Class A	(8,227)	(53,995)

Net increase (decrease) in shares outstanding	(2,070,241)	$(13,337,065)

Class C
Six months ended August 31, 2006:
Shares sold	22,500	$149,681
Shares reacquired	(593,845)	(3,874,825)

Net increase (decrease) in shares outstanding	(571,345)	$(3,725,144)

Year ended February 28, 2006:
Shares sold	86,289	$574,780
Shares reacquired	(1,283,405)	(8,237,046)

Net increase (decrease) in shares outstanding	(1,197,116)	$(7,662,266)

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Class Z	Shares	Amount
Six months ended August 31, 2006:
Shares sold	12,965	$91,492
Shares reacquired	(33,552)	(235,051)

Net increase (decrease) in shares outstanding	(20,587)	$(143,559)

Year ended February 28, 2006:
Shares sold	7,255	$47,405
Shares reacquired	(187,878)	(1,246,417)

Net increase (decrease) in shares outstanding	(180,623)	$(1,199,012)

Note 7. Reorganization

On July 19, 2006, the Board of Trustees of the Company had approved an Agreement and Plan of Reorganization which provides for the transfer of all the assets of the Class A, B, C, L, M and X shares of Strategic Partners Concentrated Growth Fund, a series of Strategic Partners Mutual Funds, Inc. (“Target Fund”), for like shares of the Fund and assumption of the liabilities of the Target Fund.

Note 8. Other

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any in the financial statements has not yet been determined.

Jennison Select Growth Fund	23

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.28

Income (loss) from investment operations
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	(.58)

Total from investment operations	(.62)

Net asset value, end of period	$6.66

Total Return(b):	(8.52)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,439
Average net assets (000)	$10,589
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.87	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.62	%(d)
Net investment loss	(1.14	)%(d)
For Class A, B, C and Z shares:
Portfolio turnover	66	%(e)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than a full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended February 28/29
2006(a)	2005	2004	2003	2002

$6.21	$5.99	$4.41	$5.95	$7.30

(.07)	(.06)	(.06)	(.06)	(.06)
1.14	.28	1.64	(1.48)	(1.29)

1.07	.22	1.58	(1.54)	(1.35)

$7.28	$6.21	$5.99	$4.41	$5.95

17.23%	3.67%	35.83%	(25.88)%	(18.49)%

$18,621	$12,162	$15,734	$15,159	$27,630
$14,606	$13,789	$16,241	$20,856	$34,765

1.78%	1.77%	1.69%	1.61%	1.42%
1.53%	1.52%	1.44%	1.36%	1.17%
(1.01)%	(.81)%	(.99)%	(.93)%	(.77)%

164%	86%	100%	53%	76%

See Notes to Financial Statements.

Jennison Select Growth Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended August 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.97

Income (loss) from investment operations
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	(.55)

Total from investment operations	(.61)

Net asset value, end of period	$6.36

Total Return(b):	(8.75)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$33,564
Average net assets (000)	$38,047
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.62	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.62	%(c)
Net investment loss	(1.87	)%(c)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended February 28/29
2006(a)	2005	2004	2003	2002

$6.00	$5.83	$4.33	$5.87	$7.26

(.12)	(.10)	(.10)	(.10)	(.11)
1.09	.27	1.60	(1.44)	(1.28)

.97	.17	1.50	(1.54)	(1.39)

$6.97	$6.00	$5.83	$4.33	$5.87

16.17%	2.92%	34.64%	(26.24)%	(19.15)%

$43,520	$49,855	$62,471	$55,540	$97,635
$46,586	$55,354	$62,157	$75,020	$117,384

2.53%	2.52%	2.44%	2.36%	2.17%
1.53%	1.52%	1.44%	1.36%	1.17%
(1.82)%	(1.56)%	(1.74)%	(1.68)%	(1.52)%

See Notes to Financial Statements.

Jennison Select Growth Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended August 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.97

Income (loss) from investment operations
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	(.55)

Total from investment operations	(.61)

Net asset value, end of period	$6.36

Total Return(b):	(8.75)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,461
Average net assets (000)	$20,989
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.62	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.62	%(c)
Net investment loss	(1.87	)%(c)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended February 28/29
2006(a)	2005	2004	2003	2002

$6.00	$5.82	$4.33	$5.87	$7.26

(.12)	(.11)	(.10)	(.10)	(.11)
1.09	.29	1.59	(1.44)	(1.28)

.97	.18	1.49	(1.54)	(1.39)

$6.97	$6.00	$5.82	$4.33	$5.87

16.17%	3.09%	34.41%	(26.24)%	(19.15)%

$24,221	$28,015	$37,685	$36,046	$63,966
$25,883	$32,503	$38,987	$49,456	$80,074

2.53%	2.52%	2.44%	2.36%	2.17%
1.53%	1.52%	1.44%	1.36%	1.17%
(1.82)%	(1.56)%	(1.74)%	(1.68)%	(1.52)%

See Notes to Financial Statements.

Jennison Select Growth Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended August 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.39

Income (loss) from investment operations
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	(.59)

Total from investment operations	(.62)

Net asset value, end of period	$6.77

Total Return(b):	(8.39)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,922
Average net assets (000)	$2,045
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.62	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.62	%(c)
Net investment loss	(.88	)%(c)

(a)	Calculations are based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods of less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended February 28/29
2006(a)	2005	2004	2003	2002

$6.29	$6.05	$4.45	$5.97	$7.31

(.06)	(.04)	(.05)	(.05)	(.04)
1.16	.28	1.65	(1.47)	(1.30)

1.10	.24	1.60	(1.52)	(1.34)

$7.39	$6.29	$6.05	$4.45	$5.97

17.49%	3.97%	35.96%	(25.46)%	(18.33)%

$2,249	$3,051	$4,373	$5,010	$10,840
$2,523	$3,447	$4,955	$7,621	$12,834

1.53%	1.52%	1.44%	1.36%	1.17%
1.53%	1.52%	1.44%	1.36%	1.17%
(.82)%	(.57)%	(.75)%	(.69)%	(.52)%

See Notes to Financial Statements.

Jennison Select Growth Fund	31

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Strategic Partners Opportunity Funds oversees the management of Jennison Select Growth Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”), the Fund’s sub-management agreement with Prudential Investment Management, Inc. (“PIM”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest-cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, between PI and PIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI, PIM and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, PIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Performance of Jennison Select Growth Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the fourth quartile during the first quarter of 2006, and performance that was in the first quartile over one-year, three-year and five-year periods in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund also outperformed against its benchmark index over the same time periods.

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The Board concluded that the Fund’s performance was satisfactory. The Board further noted that Jennison had assumed subadvisory responsibilities for the Fund in March 2005, and therefore, most of the Fund’s performance record was not attributable to Jennison. Accordingly, the Board concluded that it was reasonable to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Fund’s ongoing performance.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s contractual and actual management fee of 0.900% ranked in the second and fourth quartiles, respectively, in its Peer Group. The Board noted that the disparity in the Fund’s contractual and actual management fee rankings was the result of two peer mutual funds that featured disproportionately large fee waivers or expense reimbursements. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several significant initiatives had been approved, which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Fund shareholders for the production and filing of Fund registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Fund shareholders.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded

Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI, PIM and Jennison

The Board considered potential ancillary benefits that might be received by PI, PIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI or PIM included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s and PIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer •
M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Select Growth Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Select Growth Fund
Share Class	A	B	C	Z
NASDAQ	SPFAX	SPFBX	SPFCX	SPFZX
CUSIP	86276R106	86276R205	86276R304	86276R403

MF500E2    IFS-A125029    Ed. 10/2006

SEMIANNUAL REPORT

AUGUST 31, 2006

STRATEGIC PARTNERS

NEW ERA GROWTH FUND

OBJECTIVE

Seeks long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

October 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Strategic Partners New Era Growth Fund informative and useful.

You should have received materials proposing that your Fund be merged into the Jennison U.S. Emerging Growth Fund. We proposed this merger after reaching the conclusion that the Strategic Partners fund family does not offer the current or potential scale to remain an effective long-term investment solution for shareholders. If the proposal is approved, you will own shares of a fund in the JennisonDryden family of mutual funds, which are managed by Prudential-affiliated asset managers.

JennisonDryden combines strong teams of research analysts, a culture that leverages their findings, and security selection disciplines that focus on risk controls as well as returns. These traits characterize the JennisonDryden approach, whether a fund’s primary investment discipline is based on fundamental research, quantitative research, or credit and economic research. We have created a family of funds that you, together with the advice of a financial professional, can comfortably rely upon in investment programs suited to your personal goals and tolerance for risk.

We appreciate your confidence in our Strategic Partners funds and look forward to continuing to serve you with our much larger JennisonDryden family of mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners New Era Growth Fund

For more information about JennisonDryden funds, call your financial professional for a free prospectus. Consider the funds’ investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other information about the funds. Please read it carefully before investing.

Shares of JennisonDryden funds are distributed by Prudential Investment Management Services LLC, member SIPC and a Prudential Financial company.

Strategic Partners New Era Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners New Era Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 8/31/06
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–10.49%	–0.45%	18.62%	–12.10%
Class B	–10.81	–1.29	14.09	–15.80
Class C	–10.81	–1.17	14.09	–15.80
Class Z	–10.34	–0.11	20.03	–10.70
Russell Midcap Growth Index[2]	–3.37	6.00	43.90	14.03
S&P 500 Index[3]	2.79	8.87	25.51	9.23
Lipper Multi-Cap Growth Funds Avg.[4]	–4.13	4.29	19.43	–8.39

Average Annual Total Returns[5] as of 9/30/06
		One Year	Five Years	Since Inception[1]
Class A		–6.34%	6.32%	–2.91%
Class B		–6.54	6.55	–2.86
Class C		–2.60	6.70	–2.70
Class Z		–0.66	7.80	–1.71
Russell Midcap Growth Index[2]		7.03	12.01	2.67
S&P 500 Index[3]		10.78	6.97	1.97
Lipper Multi-Cap Growth Funds Avg.[4]		4.86	6.76	–1.89

2	Visit our website at www.strategicpartners.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 11/22/00.

2The Russell Midcap Growth Index measures the performance of those Russell midcap companies with high price-to-book ratios and high forecasted growth values.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Lipper Multi-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for each index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell Midcap Growth Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Strategic Partners New Era Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 8/31/06
Cognizant Technology Solutions Corp., IT Services	3.0%
Apple Computer, Inc., Computer & Peripherals	2.3
Corporate Executive Board Co. (The), Commercial Services & Supplies	2.1
Monster Worldwide, Inc., Commercial Services & Supplies	2.1
Smith International, Inc., Energy Equipment & Services	1.9

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/06
Commercial Services & Supplies	10.0%
Oil, Gas & Consumable Fuels	7.6
Semiconductors & Semiconductor Equipment	7.1
Internet Software & Services	5.2
Software	4.9

Industry weightings are subject to change.

4	Visit our website at www.strategicpartners.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2006, at the beginning of the period, and held through the six-month period ended August 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Strategic Partners New Era Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners New Era Growth Fund		Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$895.10	1.77%	$8.45
	Hypothetical	$1,000.00	$1,016.28	1.77%	$9.00

Class B	Actual	$1,000.00	$891.90	2.52%	$12.02
	Hypothetical	$1,000.00	$1,012.50	2.52%	$12.78

Class C	Actual	$1,000.00	$891.90	2.52%	$12.02
	Hypothetical	$1,000.00	$1,012.50	2.52%	$12.78

Class Z	Actual	$1,000.00	$896.60	1.52%	$7.27
	Hypothetical	$1,000.00	$1,017.54	1.52%	$7.73

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2007 (to reflect the six-month period).

6	Visit our website at www.strategicpartners.com

Portfolio of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS

Advertising 0.6%
7,700	Focus Media Holding Ltd., ADR (China)(a)	$454,300

Biotechnology 3.6%
31,500	Applera Corp. - Applied Biosystems Group	965,475
12,400	Genentech, Inc.(a)	1,023,248
10,500	MedImmune, Inc.(a)	290,220
8,900	Vertex Pharmaceuticals, Inc.	306,605

		2,585,548

Building Materials & Construction 1.0%
4,500	Martin Marietta Materials, Inc.	370,620
8,700	Thor Industries, Inc.	366,966

		737,586

Capital Markets 4.6%
30,700	E*Trade Financial Corp.(a)	724,213
22,800	Nasdaq Stock Market, Inc.(a)	650,028
23,100	Price, (T. Rowe) Group, Inc.	1,017,786
16,500	SEI Investments Co.	842,160

		3,234,187

Commercial Services & Supplies 10.0%
11,800	Advisory Board Co. (The)(a)	599,676
9,100	Alliance Data Systems Corp.(a)	459,914
20,000	Bright Horizons Family Solutions, Inc.(a)	798,000
17,000	Corporate Executive Board Co. (The)	1,489,880
16,000	Laureate Education, Inc.(a)	768,320
36,200	Monster Worldwide, Inc.(a)	1,474,788
28,600	Resources Connection, Inc.(a)	697,840
14,700	Robert Half International, Inc.	454,818
3,400	Strayer Education, Inc.	358,360

		7,101,596

Communication Equipment 1.2%
19,000	Harris Corp.	834,480

Computer Services & Software 1.0%
28,700	Electronic Data Systems Corp.	683,921

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	7

Portfolio of Investments

as of August 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Computers & Peripherals 4.3%
23,700	Apple Computer, Inc.(a)	$1,608,045
6,200	Sandisk Corp.(a)	365,304
24,700	Seagate Technology (Cayman Islands)(a)	549,575
29,000	Western Digital Corp.(a)	530,700

		3,053,624

Distribution/Wholesale 0.6%
7,200	WESCO International, Inc.(a)	421,200

Diversified Financial Services 1.5%
5,500	Affiliated Managers Group, Inc.(a)	508,915
12,500	GFI Group Inc.(a)	581,250

		1,090,165

Electrical Equipment 2.3%
32,300	Advanced Micro Devices, Inc.(a)	807,177
13,200	Energy Conversion Devices, Inc.(a)	462,660
7,000	Rockwell Automation, Inc.	394,660

		1,664,497

Electronic Equipment & Instruments 1.7%
42,000	Synopsys, Inc.(a)	796,320
14,000	Tektronix, Inc.	396,760

		1,193,080

Energy Equipment & Services 3.1%
25,000	BJ Services Co.	857,750
32,600	Smith International, Inc.	1,368,222

		2,225,972

Engineering/Construction 0.9%
14,500	Foster Wheeler, Ltd.(a)	630,315

Financial Services 3.0%
950	Chicago Mercantile Exchange Holdings, Inc.	418,000
34,600	Jefferies Group, Inc.	862,232
47,200	TD Ameritrade Holding Corp.(a)	826,944

		2,107,176

Food & Staples Retailing 0.5%
6,000	Whole Foods Market, Inc.	321,720

See Notes to Financial Statements.

8	Visit our website at www.strategicpartners.com

Shares	Description	Value

Healthcare Equipment & Supplies 3.6%
15,300	Abaxis, Inc.	$367,506
6,400	Foxhollow Technologies, Inc.	200,512
17,300	Intralase Corp.(a)	325,413
14,150	Intuitive Surgical, Inc.(a)	1,335,760
7,300	Palomar Medical Technologies, Inc.(a)	289,810

		2,519,001

Healthcare Providers & Services 2.9%
12,000	Express Scripts, Inc.(a)	1,008,960
26,600	Pharmaceutical Product Development, Inc.	1,013,992

		2,022,952

Healthcare Services 3.0%
7,000	DaVita, Inc.(a)	408,520
14,675	Dentsply International, Inc.	478,112
11,700	Laboratory Corp. of America Holdings(a)	800,514
7,500	WellCare Health Plans, Inc.(a)	420,600

		2,107,746

Hotels, Restaurants & Leisure 1.6%
11,400	Marriott International, Inc. (Class A Shares)	429,324
9,000	Wynn Resorts Ltd.(a)	696,690

		1,126,014

Insurance 2.0%
11,500	Assurant, Inc.	591,675
4,760	Hub International Ltd.	136,326
25,400	National Interstate Corp.	705,358

		1,433,359

Internet & Catalog Retail 0.5%
12,200	eBay, Inc.(a)	339,892

Internet Software & Services 5.2%
15,500	Akamai Technologies, Inc.(a)	607,600
4,000	Baidu.com, Inc., ADR (China)(a)	310,800
13,800	Ctrip.com International Ltd., ADR (China)	712,494
22,800	Netflix Inc.(a)	456,228
60,200	Opsware, Inc.	424,410
34,000	ValueClick, Inc.(a)	600,100
18,700	Yahoo!, Inc.(a)	538,934

		3,650,566

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	9

Portfolio of Investments

as of August 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value

IT Services 3.3%
6,800	Checkfree Corp.(a)	$243,440
30,300	Cognizant Technology Solutions Corp.(a)	2,118,273

		2,361,713

Machinery & Equipment 1.6%
26,600	JLG Industries, Inc.	464,436
14,600	Joy Global, Inc.	635,684

		1,100,120

Manufacturing 1.9%
8,400	Harsco Corp.	668,304
21,000	Trinity Industries, Inc.(a)	700,560

		1,368,864

Metals & Mining 1.0%
200	Precision Castparts Corp.	11,688
11,800	Titanium Metals Corp.(a)	304,440
6,600	United States Steel Corp.(a)	383,922

		700,050

Oil, Gas & Consumable Fuels 7.6%
11,800	Consol Energy, Inc.	430,346
19,200	FMC Technologies, Inc.(a)	1,129,344
15,800	Frontier Oil Corp.	516,660
25,400	Helmerich & Payne, Inc.(a)	623,062
22,200	Oceaneering International, Inc.(a)	798,534
17,300	Range Resources Corp.(a)	484,054
11,200	Ultra Petroleum Corp. (Canada)(a)	555,968
12,600	Veritas DGC, Inc.	750,582
2,460	Whiting Petroleum Corp.(a)	110,700

		5,399,250

Pharmaceuticals 4.2%
46,700	Alkermes, Inc.(a)	763,545
7,600	Barr Pharmaceuticals, Inc.(a)	429,400
18,000	CV Therapeutics, Inc.(a)	202,500
8,500	Invitrogen Corp.(a)	517,225
10,200	Nuvelo, Inc.(a)	211,242
8,700	Onyx Pharmaceuticals, Inc.(a)	131,457
11,800	OSI Pharmaceuticals, Inc.(a)	439,786
21,000	Salix Pharmaceuticals Ltd.(a)	281,610

		2,976,765

See Notes to Financial Statements.

10	Visit our website at www.strategicpartners.com

Shares	Description	Value

Retail & Merchandising 2.7%
19,800	AnnTaylor Stores Corp.(a)	$788,040
19,500	Circuit City Stores, Inc.	460,395
8,500	Coldwater Creek(a)	233,495
9,800	GameStop Corp. (Class A Shares)(a)	428,064

		1,909,994

Semiconductors & Semiconductor Equipment 7.1%
100,000	Atmel Corp.(a)	577,000
19,500	Broadcom Corp. (Class A Shares)(a)	574,080
11,875	Hittite Microwave Corp.(a)	536,512
25,000	LSI Logic Corp.(a)	201,250
16,400	Marvell Technology Group Ltd. (Bermuda)(a)	287,164
27,800	MEMC Electronic Materials, Inc.(a)	1,075,304
16,200	National Semiconductor Corp.	393,498
27,800	NVIDIA Corp.(a)	809,258
15,500	Silicon Laboratories, Inc.	546,685

		5,000,751

Software 4.9%
12,800	Ansys, Inc.(a)	598,272
19,500	BMC Software, Inc.(a)	519,090
7,700	Cerner Corp.(a)	354,662
4,000	Citrix Systems, Inc.(a)	122,720
38,000	Red Hat, Inc.(a)	883,120
4,800	Research in Motion Ltd. (Canada)(a)	396,000
17,900	Salesforce.com, Inc.(a)	617,192

		3,491,056

Specialty Retail 2.0%
23,000	Nordstrom, Inc.	859,050
14,800	Office Depot, Inc.(a)	545,232

		1,404,282

Telecommunications 2.8%
14,000	American Tower Corp. (Class A Shares)(a)	502,040
17,900	NII Holdings, Inc.(a)	954,965
48,300	Tellabs, Inc.(a)	492,177

		1,949,182

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	11

Portfolio of Investments

as of August 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value

Transportation 1.0%
18,200	Expeditors International Washington, Inc.	$725,634

	Total long-term investments (cost $64,374,286)	69,926,558

SHORT-TERM INVESTMENT 0.9%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
625,984	(cost $625,984)(b)	625,984

	Total Investments 99.7% (cost $65,000,270; Note 5)	70,552,542
	Other assets in excess of liabilities 0.3%	216,217

	Net Assets 100%	$70,768,759

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

12	Visit our website at www.strategicpartners.com

The industry classification of portfolio holdings, and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2006 was as follows:

Industry
Commercial Services & Supplies	10.0%
Oil, Gas & Consumable Fuels	7.6
Semiconductors & Semiconductor Equipment	7.1
Internet Software & Services	5.2
Software	4.9
Capital Markets	4.6
Computers & Peripherals	4.3
Pharmaceuticals	4.2
Biotechnology	3.6
Healthcare Equipment & Supplies	3.6
IT Services	3.3
Energy Equipment & Services	3.1
Healthcare Services	3.0
Financial Services	3.0
Healthcare Providers & Services	2.9
Telecommunications	2.8
Retail & Merchandising	2.7
Electrical Equipment	2.3
Insurance	2.0
Specialty Retail	2.0
Manufacturing	1.9
Electronic Equipment & Instruments	1.7
Hotels, Restaurants & Leisure	1.6
Machinery & Equipment	1.6
Diversified Financial Services	1.5
Communication Equipment	1.2
Building Materials & Construction	1.0
Transportation	1.0
Metals & Mining	1.0
Computer Services & Software	1.0
Engineering/Construction	0.9
Affiliated Money Market Mutual Fund	0.9
Advertising	0.6
Distribution/Wholesale	0.6
Internet & Catalog Retail	0.5
Food & Staples Retailing	0.5

99.7
Other assets in excess of liabilities	0.3

Total	100.0%

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	13

Statement of Assets and Liabilities

as of August 31, 2006 (Unaudited)

ASSETS
Investments at value:
Unaffiliated investments (cost $64,374,286)	$69,926,558
Affiliated investments (cost $625,984)	625,984
Cash	12,404
Receivable for investments sold	1,420,894
Dividends and interest receivable	26,582
Receivable for Fund shares sold	8,287
Prepaid expenses	2,468

Total assets	72,023,177

LIABILITIES
Payable for Fund shares reacquired	615,195
Payable for investments purchased	333,181
Accrued expenses and other liabilities	163,074
Management fee payable	54,463
Distribution fee payable	48,692
Transfer agent fees payable	39,813

Total liabilities	1,254,418

NET ASSETS	$70,768,759

Net assets were comprised of:
Shares of beneficial interest, at par	$8,312
Paid in capital, in excess of par	154,351,857

154,360,169
Accumulated net investment loss	(803,695)
Accumulated net realized loss on investments	(88,339,987)
Net unrealized appreciation on investments	5,552,272

Net assets, August 31, 2006	$70,768,759

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($13,537,036 ÷ 1,540,363 shares of beneficial interest issued and outstanding)	$8.79
Maximum sales charge (5.50% of offering price)	.51

Maximum offering price to public	$9.30

Class B:
Net asset value, offering price and redemption price per share ($31,691,820 ÷ 3,763,047 shares of beneficial interest issued and outstanding)	$8.42

Class C:
Net asset value, offering price and redemption price per share ($21,995,372 ÷ 2,611,164 shares of beneficial interest issued and outstanding)	$8.42

Class Z:
Net asset value, offering price and redemption price per share ($3,544,531 ÷ 397,104 shares of beneficial interest issued and outstanding)	$8.93

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	15

Statement of Operations

Six Months Ended August 31, 2006 (Unaudited)

Income
Dividends (net of foreign withholding taxes of $495)	$132,757
Affiliated dividends	23,780

Total income	156,537

Expenses
Management fee	369,284
Distribution fee—Class A	19,500
Distribution fee—Class B	183,076
Distribution fee—Class C	127,091
Transfer agent’s fees and expenses (including affiliated expense of $82,600)	106,000
Custodian’s fees and expenses	64,000
Registration fees	25,000
Reports to shareholders	20,000
Legal fees and expenses	12,000
Audit fee	8,000
Trustees’ fees	8,000
Loan interest expense (Note 7)	279
Miscellaneous expenses	12,729

Total expenses	954,959

Net investment loss	(798,422)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	5,253,306
Net change in unrealized appreciation (depreciation) on investments	(13,750,245)

Net loss on investments	(8,496,939)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,295,361)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2006	Year Ended February 28, 2006
DECREASE IN NET ASSETS
Operations
Net investment loss	$(798,422)	$(1,471,631)
Net realized gain on investments	5,253,306	18,736,608
Net change in unrealized appreciation (depreciation) on investments	(13,750,245)	(700,649)

Net increase (decrease) in net assets resulting from operations	(9,295,361)	16,564,328

Fund share transactions (Note 6)
Proceeds from shares sold	1,889,815	5,167,066
Cost of shares reacquired	(13,129,468)	(27,715,352)

Net decrease in net assets resulting from Fund share transactions	(11,239,653)	(22,548,286)

Total decrease	(20,535,014)	(5,983,958)

NET ASSETS
Beginning of period	91,303,773	97,287,731

End of period	$70,768,759	$91,303,773

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	17

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of three funds: Jennison Select Growth Fund (formerly known as Strategic Partners Focused Growth Fund), Dryden Strategic Value (formerly known as Strategic Partners Focused Value Fund) and Strategic Partners New Era Growth Fund (the “Fund”). These financial statements relate to Strategic Partners New Era Growth Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business trust on January 28, 2000 and the Fund commenced operations on November 22, 2000.

The investment objective of the Fund is long-term growth of capital. Under normal market conditions, the Fund intends to invest primarily (at least 65% of its total assets) in equity-related securities of emerging U.S. companies that are selected by the Fund’s two investment subadvisers as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean

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between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. At August 31, 2006 there were no securities valued in accordance with such procedures.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities

Strategic Partners New Era Growth Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective Funds on the basis of relative net assets except for expenses that are charged directly at the Fund level.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains in excess of

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capital loss carryforwards, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each fund in the Company is treated as a separate tax paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with TCW Investment Management (TCW) and Calamos Asset Management, Inc. (“Calamos”). The subadvisory agreements provide that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection there with, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Each of the two sub-advisers manages approximately 50% of the assets of the Fund. In general, in order to maintain an approximately equal division of assets between the two sub-advisers, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the two sub-advisers, as PI deems appropriate. In addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two subadvisers.

Strategic Partners New Era Growth Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .90 of 1% of the Fund’s average daily net assets up to and including $1 billion and ..85 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90 of 1% for the six months ended August 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended August 31, 2006, PIMS has contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received approximately $12,500 in front-end sales charges resulting from sales of Class A during the six months ended August 31, 2006. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $47,400 and $500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2006.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing Corporation, an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2006 the Fund incurred approximately $29,500 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended August 31, 2006, Prudential Equity Group, LLC earned $104 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2006 were $35,748,497 and $47,781,516, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$65,136,909	$10,008,457	$(4,592,824)	$5,415,633

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

There were no distributions paid during the six months ended August 31, 2006 and the year ended February 28, 2006, respectively.

As of August 31, 2006, the Fund had no undistributed ordinary income or long-term capital gains on a tax basis.

For federal income tax purposes, the Fund had a capital loss carryforward at February 28, 2006, of approximately $93,526,000 of which $16,423,000 expires in 2010 and $77,103,000 expires in 2011. Approximately $18,659,000 of the Fund’s capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended February 28, 2006. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Strategic Partners New Era Growth Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% for 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2006:
Shares sold	122,363	$1,167,713
Shares reacquired	(318,874)	(2,952,237)

Net decrease in shares outstanding before conversion	(196,511)	(1,784,524)
Shares issued upon conversion from Class B	10,002	92,697

Net decrease in shares outstanding	(186,509)	$(1,691,827)

Year ended February 28, 2006:
Shares sold	266,259	$2,405,064
Shares reacquired	(740,249)	(6,389,119)

Net decrease in shares outstanding before conversion	(473,990)	(3,984,055)
Shares issued upon conversion from Class B	19,427	165,641

Net decrease in shares outstanding	(454,563)	$(3,818,414)

Class B
Six months ended August 31, 2006:
Shares sold	20,162	$186,164
Shares reacquired	(599,758)	(5,320,516)

Net decrease in shares outstanding before conversion	(579,596)	(5,134,352)
Shares issued upon conversion into Class A	(10,409)	(92,697)

Net decrease in shares outstanding	(590,005)	$(5,227,049)

Year ended February 28, 2006:
Shares sold	76,132	$655,208
Shares reacquired	(1,322,901)	(11,083,701)

Net decrease in shares outstanding before conversion	(1,246,769)	(10,428,493)
Shares issued upon conversion into Class A	(20,111)	(165,641)

Net decrease in shares outstanding	(1,266,880)	$(10,594,134)

Class C
Six months ended August 31, 2006:
Shares sold	10,740	$88,703
Shares reacquired	(429,021)	(3,827,913)

Net decrease in shares outstanding	(418,281)	$(3,739,210)

Year ended February 28, 2006:
Shares sold	138,915	$1,235,954
Shares reacquired	(1,042,487)	(8,606,583)

Net decrease in shares outstanding	(903,572)	$(7,370,629)

Strategic Partners New Era Growth Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended August 31, 2006:
Shares sold	45,328	$447,235
Shares reacquired	(114,158)	(1,028,802)

Net decrease in shares outstanding	(68,830)	$(581,567)

Year ended February 28, 2006:
Shares sold	94,890	$870,840
Shares reacquired	(189,744)	(1,635,949)

Net decrease in shares outstanding	(94,854)	$(765,109)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .0725% of 1% of the unused portion of the agreement. Interest on any borrowing under the SCA would be incurred at market rates. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemption. The expiration of the SCA is October 27, 2006. The Fund utilized the line of credit during the six months ended August 31, 2006. The average daily balance for the 8 days the Fund had debt outstanding during the period was approximately $238,750 at a weighted average interest rate of approximately 5.28% amounting to an expense of $279.

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SEMIANNUAL REPORT

AUGUST 31, 2006

STRATEGIC PARTNERS

NEW ERA GROWTH FUND

FINANCIAL HIGHLIGHTS

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.82

Income (loss) from investment operations:
Net investment loss	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.96)

Total from investment operations	(1.03)

Net asset value, end of period	$8.79

Total Return(a):	(10.49)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,537
Average net assets (000)	$15,473
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.77	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.52	%(d)
Net investment loss	(1.39	)%(d)
For Class A, B, C, and Z shares:
Portfolio turnover	44	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended
February 28, 2006	February 28, 2005(b)	February 29, 2004(b)	February 28, 2003(b)	February 28, 2002(b)

$8.10	$7.41	$4.78	$6.52	$9.05

(0.06)	(0.10)	(0.09)	(0.07)	(0.09)
1.78	0.79	2.72	(1.67)	(2.44)

1.72	0.69	2.63	(1.74)	(2.53)

$9.82	$8.10	$7.41	$4.78	$6.52

21.23%	9.31%	55.02%	(26.69)%	(27.96)%

$16,957	$17,680	$20,491	$16,674	$32,440
$16,339	$19,139	$19,423	$23,274	$47,807

1.68%	1.58%	1.66%	1.67%	1.54%
1.43%	1.33%	1.41%	1.42%	1.29%
(1.05)%	(1.29)%	(1.42)%	(1.26)%	(1.15)%

120%	116%	144%	236%	196%

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended August 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.44

Income (loss) from investment operations:
Net investment loss	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.92)

Total from investment operations	(1.02)

Net asset value, end of period	$8.42

Total Return(a):	(10.81)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,692
Average net assets (000)	$36,317
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.52	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.52	%(c)
Net investment loss	(2.14	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended
February 28, 2006	February 28, 2005(b)	February 29, 2004(b)	February 28, 2003(b)	February 28, 2002(b)

$7.85	$7.23	$4.70	$6.46	$9.04

(0.19)	(0.15)	(0.13)	(0.11)	(0.15)
1.78	0.77	2.66	(1.65)	(2.43)

1.59	0.62	2.53	(1.76)	(2.58)

$9.44	$7.85	$7.23	$4.70	$6.46

20.25%	8.58%	53.83%	(27.24)%	(28.54)%

$41,104	$44,128	$51,687	$38,471	$68,825
$41,591	$46,919	$47,021	$51,273	$91,189

2.43%	2.33%	2.41%	2.42%	2.29%
1.43%	1.33%	1.41%	1.42%	1.29%
(1.81)%	(2.05)%	(2.17)%	(2.01)%	(1.90)%

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended August 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.44

Income (loss) from investment operations:
Net investment loss	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.92)

Total from investment operations	(1.02)

Net asset value, end of period	$8.42

Total Return(a):	(10.81)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,995
Average net assets (000)	$25,211
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.52	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.52	%(c)
Net investment loss	(2.14	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended
February 28, 2006	February 28, 2005(b)	February 29, 2004(b)	February 28, 2003(b)	February 28, 2002(b)

$7.85	$7.23	$4.70	$6.46	$9.04

(0.19)	(0.15)	(0.13)	(0.11)	(0.15)
1.78	0.77	2.66	(1.65)	(2.43)

1.59	0.62	2.53	(1.76)	(2.58)

$9.44	$7.85	$7.23	$4.70	$6.46

20.25%	8.58%	53.83%	(27.24)%	(28.54)%

$28,604	$30,882	$37,046	$29,180	$55,707
$28,336	$33,156	$34,773	$40,817	$76,432

2.43%	2.33%	2.41%	2.42%	2.29%
1.43%	1.33%	1.41%	1.42%	1.29%
(1.81)%	(2.05)%	(2.17)%	(2.01)%	(1.90)%

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended August 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.96

Income (loss) from investment operations:
Net investment loss	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.98)

Total from investment operations	(1.03)

Net asset value, end of period	$8.93

Total Return(a):	(10.34)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,545
Average net assets (000)	$4,394
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.52	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.52	%(c)
Net investment loss	(1.14	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Class Z
Year Ended
February 28, 2006	February 28, 2005(b)	February 29, 2004(b)	February 28, 2003(b)	February 28, 2002(b)

$8.20	$7.47	$4.81	$6.54	$9.07

(0.03)	(0.08)	(0.07)	(0.06)	(0.07)
1.79	0.81	2.73	(1.67)	(2.46)

1.76	0.73	2.66	(1.73)	(2.53)

$9.96	$8.20	$7.47	$4.81	$6.54

21.46%	9.77%	55.30%	(26.45)%	(27.89)%

$4,639	$4,597	$5,304	$4,774	$14,004
$4,225	$4,887	$5,083	$8,072	$23,491

1.43%	1.33%	1.41%	1.42%	1.29%
1.43%	1.33%	1.41%	1.42%	1.29%
(0.79)%	(1.05)%	(1.18)%	(1.02)%	(0.89)%

See Notes to Financial Statements.

Strategic Partners New Era Growth Fund	35

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Strategic Partners Opportunity Funds oversees the management of Strategic Partners New Era Growth Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreements with each of Calamos Advisors LLC (“Calamos”) and TCW Investment Management Company (“TCW”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest-cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each of Calamos and TCW, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Strategic Partners New Era Growth Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Calamos and TCW. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Calamos and TCW, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Calamos and TCW, and also reviewed the qualifications, backgrounds and responsibilities of Calamos’ and TCW’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Calamos’ and TCW’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and Calamos and TCW. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to PI and Calamos and TCW. The Board noted that neither Calamos nor TCW is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Calamos and TCW, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Calamos and TCW under the management and subadvisory agreements.

Performance of Strategic Partners New Era Growth Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the first quartile over one-year and three-year periods, and performance that was in the third quartile over a

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five-year period in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund also outperformed against its benchmark index over the same one-year and three-year time periods. The Board also considered the performance of the separate “sleeves” of the Fund managed by Calamos and TCW.

The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s management fee of 0.900% ranked in the fourth quartile in its Peer Group. In light of the Fund’s performance the Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several significant initiatives had been approved, which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Fund shareholders for the production and filing of Fund registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Fund shareholders.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Strategic Partners New Era Growth Fund

Approval of Advisory Agreements (continued)

The Board considered information about the profitability of Calamos and TCW, but concluded that the level of a subadviser’s profitability may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI, Calamos and TCW, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and Calamos and TCW

The Board considered potential ancillary benefits that might be received by PI and Calamos and TCW and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Calamos and TCW included their ability to use soft dollar credits, brokerage commissions received by affiliates of Calamos or TCW, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Calamos and TCW were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisors the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and
Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Doreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISORS	Calamos Asset Management, Inc.	111 East Warrenville Road Naperville, IL 60563
	TCW Investment Management	865 Figueroa Street Suite 1800 Los Angeles, CA 90017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	8800 Tinicam Boulevard Philadelphia, PA 19153

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners New Era Growth Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners New Era Growth Fund
Share Class	A	B	C	Z
NASDAQ	SNGAX	SNGBX	SNGCX	SNGZX
CUSIP	86276R502	86276R601	86276R700	86276R809

MFSP501E2    IFS-A125158    Ed. 10/2006

Dryden Strategic Value Fund

AUGUST 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registerd trademark of The Prudential Insurance Company of America.

October 16, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden Strategic Value Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Strategic Value Fund

Dryden Strategic Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Strategic Value Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 8/31/06
	Six Months	One Year	Five Years	Since Inception[1]
Class A	5.63%	12.12%	34.16%	30.27%
Class B	5.21	11.30	29.25	25.11
Class C	5.21	11.30	29.25	25.11
Class Z	5.73	12.35	35.83	32.03
Russell 1000 Value Index[2]	6.18	13.96	51.75	52.45
S&P 500 Index[3]	2.79	8.87	25.51	23.31
Lipper Large-Cap Value Funds Avg.[4]	4.40	10.84	33.03	33.27

Average Annual Total Returns[5] as of 9/30/06
		One Year	Five Years	Since Inception[1]
Class A		7.66%	7.19%	4.28%
Class B		8.09	7.47	4.42
Class C		12.09	7.62	4.57
Class Z		14.22	8.69	5.62
Russell 1000 Value Index[2]		14.62	10.73	8.36
S&P 500 Index[3]		10.78	6.97	4.36
Lipper Large-Cap Value Funds Avg.[4]		11.99	8.02	5.73

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 3/30/01.

2The Russell 1000 Value Index is an unmanaged index composed of those securities in the Russell 1000 Index with a lower-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Russell 1000 Value Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Value Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/06
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	6.4%
Citigroup, Inc., Diversified Financial Services	4.2
Bank of America Corp., Diversified Financial Services	4.0
Pfizer, Inc., Pharmaceuticals	3.7
JPMorgan Chase & Co., Diversified Financial Services	2.9

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/06
Oil, Gas & Consumable Fuels	15.0%
Diversified Financial Services	11.1
Commercial Banks	8.9
Insurance	7.5
Pharmaceuticals	7.2

Industry weightings are subject to change.

Dryden Strategic Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2006, at the beginning of the period, and held through the six-month period ended August 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Strategic Value Fund		Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,056.30	1.50%	$7.77
	Hypothetical	$1,000.00	$1,017.69	1.50%	$7.62

Class B	Actual	$1,000.00	$1,052.10	2.25%	$11.59
	Hypothetical	$1,000.00	$1,013.91	2.25%	$11.37

Class C	Actual	$1,000.00	$1,052.10	2.25%	$11.59
	Hypothetical	$1,000.00	$1,013.91	2.25%	$11.37

Class Z	Actual	$1,000.00	$1,057.30	1.25%	$6.43
	Hypothetical	$1,000.00	$1,018.95	1.25%	$6.31

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2007 (to reflect the six-month period).

Dryden Strategic Value Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS

Aerospace & Defense 1.6%
10,900	General Dynamics Corp.	$736,295
4,600	Northrop Grumman Corp.	307,326
5,000	Raytheon Co.	236,050
8,200	United Technologies Corp.	514,222

		1,793,893

Auto Components 0.4%
6,500	Johnson Controls, Inc.	467,545

Automobiles 0.8%
27,600	Ford Motor Co.	231,012
7,400	General Motors Corp.	215,932
7,100	Harley-Davidson, Inc.	415,421

		862,365

Beverages 1.1%
7,400	Anheuser-Busch Cos., Inc.	365,412
23,200	Coca-Cola Enterprises, Inc.	517,360
5,800	Molson Coors Brewing Co.	407,740

		1,290,512

Building Products 0.3%
12,700	Masco Corp.	348,107

Capital Markets 4.2%
4,900	Bear Stearns Cos., Inc. (The)	638,715
3,800	Goldman Sachs Group, Inc.	564,870
12,500	Lehman Brothers Holdings, Inc.	797,625
18,700	Merrill Lynch & Co., Inc.	1,375,011
21,400	Morgan Stanley	1,407,906

		4,784,127

Chemicals 1.9%
25,600	Dow Chemical Co. (The)	976,128
7,300	Eastman Chemical Co.	382,885
8,400	E.I. DuPont de Nemours & Co.	335,748
7,000	PPG Industries, Inc.	443,520

		2,138,281

See Notes to Financial Statements.

Dryden Strategic Value Fund	7

Portfolio of Investments

as of August 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Commercial Banks 8.9%
13,600	AmSouth Bancorp.	$389,640
15,200	BB&T Corp.	650,560
7,100	Comerica, Inc.	406,475
16,400	Huntington Bancshares, Inc.	392,288
15,900	National City Corp.	549,822
9,100	PNC Financial Services Group, Inc.	644,189
15,500	Regions Financial Corp.	557,845
9,900	SunTrust Banks, Inc.	756,360
39,300	US Bancorp	1,260,351
33,900	Wachovia Corp.	1,851,957
65,000	Wells Fargo & Co.	2,258,750
4,800	Zions Bancorporation	379,152

		10,097,389

Computers & Peripherals 1.5%
25,600	Hewlett-Packard Co.	935,936
9,200	International Business Machines Corp.	744,924

		1,680,860

Consumer Finance 0.4%
6,100	Capital One Financial Corp.	445,910

Containers & Packaging 0.3%
9,600	Ball Corp.	387,264

Diversified Consumer Services 0.3%
15,300	H&R Block, Inc.	321,759

Diversified Financial Services 11.1%
87,100	Bank of America Corp.	4,483,037
96,600	Citigroup, Inc.	4,767,210
70,800	JPMorgan Chase & Co.	3,232,728

		12,482,975

Diversified Telecommunication Services 6.0%
78,900	AT&T, Inc.	2,456,157
41,900	BellSouth Corp.	1,706,168
12,100	CenturyTel, Inc.	481,822
61,300	Verizon Communications, Inc.	2,156,534

		6,800,681

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Electric Utilities 3.1%
19,100	American Electric Power Co., Inc.	$696,768
9,700	Entergy Corp.	753,205
12,300	Exelon Corp.	750,054
12,200	Progress Energy, Inc.	540,826
20,900	Southern Co. (The)	716,243

		3,457,096

Exchange Traded Fund 0.3%
4,700	iShares Russell 1000 Value Index Fund	356,354

Food & Staples Retailing 1.1%
16,100	Kroger Co. (The)	383,341
14,600	Safeway, Inc.	451,578
15,900	Supervalu, Inc.	454,104

		1,289,023

Food Products 1.6%
10,700	Archer-Daniels-Midland Co.	440,519
23,300	ConAgra Foods, Inc.	554,540
23,900	Sara Lee Corp.	397,457
27,000	Tyson Foods, Inc. (Class A Shares)	397,710

		1,790,226

Gas Utilities 0.3%
8,700	Peoples Energy Corp.	368,706

Healthcare Providers & Services 0.9%
6,000	Cigna Corp.	678,420
6,900	HCA, Inc.	340,308

		1,018,728

Hotels, Restaurants & Leisure 1.3%
4,100	Darden Restaurants, Inc.	145,140
30,700	McDonald’s Corp.	1,102,130
5,580	Wyndham Worldwide Corp.(a)	163,271

		1,410,541

Household Durables 2.7%
5,300	Black & Decker Corp.	390,292
5,900	Centex Corp.	300,605
5,400	KB Home	230,904
7,100	Lennar Corp. (Class A Shares)	318,364

See Notes to Financial Statements.

Dryden Strategic Value Fund	9

Portfolio of Investments

as of August 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

16,800	Newell Rubbermaid, Inc.	$453,432
11,800	Pulte Homes, Inc.	350,106
9,000	Stanley Works (The)	425,070
6,700	Whirlpool Corp.	542,097

		3,010,870

Industrial Conglomerates 0.3%
1,200	Textron, Inc.	100,632
7,000	Tyco International Ltd. (Bermuda)	183,050

		283,682

Insurance 7.5%
7,300	ACE Ltd. (Cayman Islands)	393,178
19,100	Allstate Corp. (The)	1,106,654
5,300	AMBAC Financial Group, Inc.	458,927
35,900	American International Group, Inc.	2,291,138
14,000	AON Corp.	483,980
10,400	Chubb Corp.	521,664
8,600	Hartford Financial Services Group, Inc.	738,396
12,087	Lincoln National Corp.	733,681
7,100	MBIA, Inc.	437,573
15,200	Progressive Corp. (The)	373,768
12,200	St. Paul Travelers Cos., Inc. (The)	535,580
7,200	Torchmark Corp.	447,912

		8,522,451

IT Services 1.1%
10,000	Computer Sciences Corp.(a)	473,800
26,500	Convergys Corp.(a)	553,055
10,100	Electronic Data Systems Corp.	240,683

		1,267,538

Leisure Equipment & Products 1.0%
11,200	Brunswick Corp.	321,440
13,300	Eastman Kodak Co.	282,891
26,700	Mattel, Inc.	503,028

		1,107,359

Machinery 1.4%
8,900	Deere & Co.	695,090
6,900	Eaton Corp.	458,850
10,300	Ingersoll-Rand Co. Ltd. (Class A Shares) (Bermuda)	391,606

		1,545,546

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Media 1.6%
9,250	CBS Corp. (Class B)	$264,088
16,500	Comcast Corp. (Class A Shares)(a)	577,500
11,300	Gannett Co., Inc.	642,405
7,850	Viacom, Inc. (Class B)(a)	284,955

		1,768,948

Metals & Mining 0.4%
15,700	Alcoa, Inc.	448,863

Multiline Retail 0.6%
18,500	Federated Department Stores, Inc.	702,630

Multi-Utilities 4.1%
12,600	Consolidated Edison, Inc.	582,120
7,900	Dominion Resources, Inc.	631,131
12,600	DTE Energy Co.	525,924
24,024	Duke Energy Corp.	720,720
22,700	NiSource, Inc.	480,559
7,100	Public Service Enterprise Group, Inc.	497,142
13,700	Sempra Energy	681,164
26,200	Xcel Energy, Inc.	544,960

		4,663,720

Oil, Gas & Consumable Fuels 15.0%
13,200	Anadarko Petroleum Corp.	619,212
47,900	Chevron Corp.	3,084,760
37,996	ConocoPhillips	2,410,086
14,100	Devon Energy Corp.	881,109
106,400	Exxon Mobil Corp.	7,200,088
12,900	Hess Corp.	590,562
12,100	Marathon Oil Corp.	1,010,350
22,800	Occidental Petroleum Corp.	1,162,572

		16,958,739

Paper & Forest Products 1.2%
12,300	International Paper Co.	427,671
18,000	Louisiana-Pacific Corp.	352,080
10,000	Weyerhaeuser Co.	620,000

		1,399,751

See Notes to Financial Statements.

Dryden Strategic Value Fund	11

Portfolio of Investments

as of August 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Pharmaceuticals 7.2%
38,800	Bristol-Myers Squibb Co.	$843,900
29,000	King Pharmaceuticals, Inc.(a)	470,380
42,400	Merck & Co., Inc.	1,719,320
152,100	Pfizer, Inc.	4,191,876
19,200	Wyeth	935,040

		8,160,516

Real Estate Management & Development 0.1%
4,775	Realogy Corp.(a)	102,185

Road & Rail 0.9%
9,000	CSX Corp.	271,980
8,700	Ryder System, Inc.	429,954
3,600	Union Pacific Corp.	289,260

		991,194

Specialty Retail 1.8%
18,647	Autonation, Inc.(a)	362,311
4,300	AutoZone, Inc.(a)	388,290
12,900	Home Depot, Inc.	442,341
21,400	RadioShack Corp.	386,484
8,200	Sherwin-Williams Co. (The)	423,448

		2,002,874

Textiles, Apparel & Luxury Goods 1.1%
12,500	Jones Apparel Group, Inc.	391,250
10,400	Liz Claiborne, Inc.	388,648
6,800	VF Corp.	475,252

		1,255,150

Thrifts & Mortgage Finance 2.0%
15,500	Countrywide Financial Corp.	523,900
6,300	Golden West Financial Corp.	475,587
6,200	MGIC Investment Corp.	358,794
22,400	Washington Mutual, Inc.	938,336

		2,296,617

Tobacco 2.0%
21,200	Altria Group, Inc.	1,770,836
8,800	UST, Inc.	465,168

		2,236,004

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Wireless Telecommunication Services 0.2%
12,000	Sprint Nextel Corp.	$203,040

	Total Investments 99.6% (cost $96,357,748; Note 5)	112,520,019
	Other assets in excess of liabilities 0.4%	467,179

	Net Assets 100%	$112,987,198

(a)	Non-income producing security.

See Notes to Financial Statements.

Dryden Strategic Value Fund	13

Portfolio of Investments

as of August 31, 2006 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2006 were as follows:

Oil, Gas & Consumable Fuels	15.0%
Diversified Financial Services	11.1
Commercial Banks	8.9
Insurance	7.5
Pharmaceuticals	7.2
Diversified Telecommunication Services	6.0
Capital Markets	4.2
Multi-Utilities	4.1
Electric Utilities	3.1
Household Durables	2.7
Thrifts & Mortgage Finance	2.0
Tobacco	2.0
Chemicals	1.9
Specialty Retail	1.8
Aerospace & Defense	1.6
Food Products	1.6
Media	1.6
Computer & Peripherals	1.5
Machinery	1.4
Hotels, Restaurants & Leisure	1.3
Paper & Forest Products	1.2
Beverages	1.1
Food & Staples Retailing	1.1
IT Services	1.1
Textiles, Apparel & Luxury Goods	1.1
Leisure Equipment & Products	1.0
Healthcare Providers & Services	0.9
Road & Rail	0.9
Automobiles	0.8
Multiline Retail	0.6
Auto Components	0.4
Consumer Finance	0.4
Metals & Mining	0.4
Building Products	0.3
Containers & Packaging	0.3
Diversified Consumer Services	0.3
Exchange Traded Fund	0.3
Gas Utilities	0.3
Industrial Conglomerates	0.3
Wireless Telecommunication Services	0.2
Real Estate Management & Development	0.1

99.6
Other assets in excess of liabilities	0.4

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

AUGUST 31, 2006	SEMIANNUAL REPORT

Dryden Strategic Value Fund

Statement of Assets and Liabilities

as of August 31, 2006 (Unaudited)

Assets
Investments, at value (cost $96,357,748)	$112,520,019
Cash	361,823
Receivable for investments sold	808,849
Dividends and interest receivable	352,751
Prepaid expenses	4,276
Receivable for Fund shares sold	1,673

Total assets	114,049,391

Liabilities
Payable for Fund shares reacquired	478,342
Accrued expenses and other liabilities	399,638
Distribution fee payable	83,786
Management fee payable	77,195
Transfer agent fee payable	19,488
Deferred trustees fees	3,744

Total liabilities	1,062,193

Net Assets	$112,987,198

Net assets were comprised of:
Shares of beneficial interest, at par	$8,977
Paid in capital, in excess of par	97,703,047

97,712,024
Undistributed net investment income	391,942
Accumulated net realized loss on investments and foreign currency transactions	(1,279,036)
Net unrealized appreciation on investments and foreign currencies	16,162,268

Net assets, August 31, 2006	$112,987,198

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($14,728,713 ÷ 1,137,263 shares of beneficial interest issued and outstanding)	$12.95
Maximum sales charge (5.5% of offering price)	.75

Maximum offering price to public	$13.70

Class B
Net asset value, offering price and redemption price per share
($55,858,755 ÷ 4,464,949 shares of beneficial interest issued and outstanding)	$12.51

Class C
Net asset value, offering price and redemption price per share
($38,486,173 ÷ 3,076,368 shares of beneficial interest issued and outstanding)	$12.51

Class Z
Net asset value, offering price and redemption price per share
($3,913,557 ÷ 298,664 shares of beneficial interest issued and outstanding)	$13.10

See Notes to Financial Statements.

Dryden Strategic Value Fund	17

Statement of Operations

Six Months Ended August 31, 2006 (Unaudited)

Net Investment Income
Income
Dividends	$1,595,558
Interest	9,695

Total income	1,605,253

Expenses
Management fee	469,895
Distribution fee—Class A	18,563
Distribution fee—Class B	292,234
Distribution fee—Class C	200,213
Transfer agent’s fees and expenses (including affiliated expense of $113,400)	131,000
Reports to shareholders	40,000
Custodian’s fees and expenses	35,000
Registration fees	25,000
Legal fees and expenses	9,000
Audit fee	8,000
Trustees’ fees	7,000
Miscellaneous expenses	7,328

Total expenses	1,243,233

Net investment income	362,020

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	2,915,631
Foreign currency transactions	(1,184)
Financial futures transactions	4,566

2,919,013

Net change in unrealized appreciation (depreciation) on:
Investments	2,716,619
Foreign currencies	480
Financial futures contracts	(87)

2,717,012

Net gain on investments and foreign currencies	5,636,025

Net Increase In Net Assets Resulting From Operations	$5,998,045

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2006	Year Ended February 28, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$362,020	$54,601
Net realized gain on investments and foreign currency transactions	2,919,013	27,105,947
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,717,012	(19,886,810)

Net increase in net assets resulting from operations	5,998,045	7,273,738

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	954,758	2,188,574
Cost of shares reacquired	(16,599,738)	(52,751,219)

Net decrease in net assets resulting from Fund share transactions	(15,644,980)	(50,562,645)

Total decrease	(9,646,935)	(43,288,907)

Net Assets
Beginning of period	122,634,133	165,923,040

End of period(a)	$112,987,198	$122,634,133

(a) Includes undistributed net investment income of	$391,942	$29,922

See Notes to Financial Statements.

Dryden Strategic Value Fund	19

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of three funds: Jennison Select Growth Fund, Strategic Partners New Era Growth Fund, and Dryden Strategic Value Fund (the “Fund”). These financial statements only relate to the Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000 and the Fund commenced operations on March 30, 2001.

The investment objective of the Fund is long-term growth of capital. The Fund’s sub- advisor uses a disciplined, quantitative approach to invest in stocks that it believes are out of favor and undervalued based on price-to-earnings ratios and other value factors. The Fund may hold in excess of 200 securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring

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after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of August 31, 2006 there were no securities valued in accordance with such procedures.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or market value on the 61st day and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period end, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Dryden Strategic Value Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets (excluding investments) and liabilities at fiscal period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sale of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees that are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified among undistributed net investment income; accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of

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its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisor, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .80 of 1% of the Fund’s average daily net assets up to and including $1 billion and .75 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80 of 1% for the six months ended August 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the ‘Class A, B and C Plans’), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% on the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received approximately $11,000 in front-end sales charges resulting from sales of Class A shares during the six months ended

Dryden Strategic Value Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

August 31, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $62,000 and $700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended August 31, 2006.

PI, PIMS and QMA are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2006, the Fund incurred approximately $34,500 in total networking fees. These amounts are included in the transfer agent’s fees and expenses in the Statement of Operations.

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Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2006 aggregated $4,559,325 and $20,035,487, respectively.

Note 5. Tax Information

As of February 28, 2006, the Fund had a capital loss carryforward for tax purposes of approximately $4,016,000, of which $3,422,000 expires in 2012 and $594,000 expires in 2013. The Fund utilized approximately $26,311,000 of its prior year capital loss carryforward. Accordingly, no capital gains distributions is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$96,540,300	$18,212,703	$2,232,984	$15,979,719

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of

Dryden Strategic Value Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

At August 31, 2006, Prudential owns 1 share of each Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2006:
Shares sold	28,002	$351,043
Shares reacquired	(116,722)	(1,460,252)

Net increase (decrease) in shares outstanding before conversion	(88,720)	(1,109,209)
Shares issued upon conversion from class B	4,964	60,794

Net increase (decrease) in shares outstanding	(83,756)	$(1,048,415)

Year ended February 28, 2006:
Shares sold	84,999	$962,566
Shares reacquired	(1,259,890)	(14,426,894)

Net increase (decrease) in shares outstanding before conversion	(1,174,891)	(13,464,328)
Shares issued upon conversion from class B	14,276	165,244

Net increase (decrease) in shares outstanding	(1,160,615)	$(13,299,084)

26	Visit our website at www.jennisondryden.com

Class B	Shares	Amount
Six months ended August 31, 2006:
Shares sold	38,119	$464,602
Shares reacquired	(733,576)	(8,880,398)

Net increase (decrease) in shares outstanding before conversion	(695,457)	(8,415,796)
Shares redeemed upon conversion into class A	(5,125)	(60,794)

Net increase (decrease) in shares outstanding	(700,582)	$(8,476,590)

Year ended February 28, 2006:
Shares sold	49,109	$544,271
Shares reacquired	(1,798,849)	(20,090,789)

Net increase (decrease) in shares outstanding before conversion	(1,749,740)	(19,546,518)
Shares redeemed upon conversion into class A	(14,664)	(165,244)

Net increase (decrease) in shares outstanding	(1,764,404)	$(19,711,762)

Class C
Six months ended August 31, 2006:
Shares sold	10,024	$121,491
Shares reacquired	(447,568)	(5,426,765)

Net increase (decrease) in shares outstanding	(437,544)	$(5,305,274)

Year ended February 28, 2006:
Shares sold	55,917	$618,989
Shares reacquired	(1,390,491)	(15,538,120)

Net increase (decrease) in shares outstanding	(1,334,574)	$(14,919,131)

Class Z
Six months ended August 31, 2006:
Shares sold	1,389	$17,622
Shares reacquired	(65,887)	(832,323)

Net increase (decrease) in shares outstanding	(64,498)	$(814,701)

Year ended February 28, 2006:
Shares sold	5,436	$62,748
Shares reacquired	(234,667)	(2,695,416)

Net increase (decrease) in shares outstanding	(229,231)	$(2,632,668)

Note 7. Other

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any in the financial statements has not yet been determined.

Dryden Strategic Value Fund	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended, August 31, 2006 (f)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.26

Income (loss) from investment operations
Net investment income (loss)	0.08
Net realized and unrealized gain (loss) on investment transactions	0.61

Total from investment operations	0.69

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$12.95

Total Return(b):	5.63%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,729
Average net assets (000)	$14,729
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.50	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.25	%(c)
Net investment income (loss)	1.24	%(c)
For Class A, B, C and Z shares:
Portfolio turnover	4	%(d)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(f)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class A
Year Ended				March 30, 2001(a) Through February 28, 2002
February 28, 2006	February 28, 2005	February 29, 2004(f)	February 28, 2003

$11.45	$10.94	$7.21	$9.40	$10.00

0.10	0.05	0.02	(0.01)	0.05
0.71	0.46	3.71	(2.18)	(0.59)

0.81	0.51	3.73	(2.19)	(0.54)

—	—	—	—	(0.06)

$12.26	$11.45	$10.94	$7.21	$9.40

7.07%	4.66%	51.73%	(23.30)%	(5.44)%

$14,968	$27,279	$35,845	$25,081	$39,418
$21,585	$28,464	$28,203	$30,990	$44,868

1.52%	1.49%	1.54%	1.52%	1.49	%(c)
1.27%	1.24%	1.29%	1.27%	1.24	%(c)
0.55%	0.38%	0.20%	(0.16)%	0.51	%(c)

129%	25%	16%	51%	65	%(d)

See Notes to Financial Statements.

Dryden Strategic Value Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended, August 31, 2006 (e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.89

Income (loss) from investment operations
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investment transactions	0.59

Total from investment operations	0.62

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$12.51

Total Return(b):	5.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$55,859
Average net assets (000)	$57,971
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.25	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.25	%(d)
Net investment income (loss)	0.49	%(d)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.
(e)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class B
Year Ended				March 30, 2001(a) Through February 28, 2002
February 28, 2006	February 28, 2005	February 29, 2004(e)	February 28, 2003

$11.19	$10.77	$7.15	$9.39	$10.00

(0.01)	(0.04)	(0.05)	(0.09)	(0.02)
0.71	0.46	3.67	(2.15)	(0.59)

0.70	0.42	3.62	(2.24)	(0.61)

—	—	—	—	—	(c)

$11.89	$11.19	$10.77	$7.15	$9.39

6.26%	3.90%	50.63%	(23.86)%	(6.09)%

$61,400	$77,548	$87,840	$69,456	$114,443
$66,815	$79,294	$78,072	$90,871	$115,557

2.27%	2.24%	2.29%	2.27%	2.24	%(d)
1.27%	1.24%	1.29%	1.27%	1.24	%(d)
(0.10)%	(0.37)%	(0.55)%	(0.93)%	(0.23	)%(d)

See Notes to Financial Statements.

Dryden Strategic Value Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended, August 31, 2006 (e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.89

Income (loss) from investment operations
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investment transactions	0.59

Total from investment operations	0.62

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$12.51

Total Return(b):	5.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$38,486
Average net assets (000)	$39,716
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.25	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.25	%(d)
Net investment income (loss)	0.49	%(d)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Annualized.
(e)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended				March 30, 2001(a) Through February 28, 2002
February 28, 2006	February 28, 2005	February 29, 2004(e)	February 28, 2003

$11.19	$10.77	$7.15	$9.39	$10.00

(0.01)	(0.04)	(0.05)	(0.09)	(0.02)
0.71	0.46	3.67	(2.15)	(0.59)

0.70	0.42	3.62	(2.24)	(0.61)

—	—	—	—	—	(c)

$11.89	$11.19	$10.77	$7.15	$9.39

6.26%	3.90%	50.63%	(23.86)%	(6.09)%

$41,767	$54,256	$63,764	$53,257	$82,673
$46,540	$56,544	$58,147	$70,419	$84,579

2.27%	2.24%	2.29%	2.27%	2.24	%(d)
1.27%	1.24%	1.29%	1.27%	1.24	%(d)
(0.10)%	(0.37)%	(0.55)%	(0.94)%	(0.23	)%(d)

See Notes to Financial Statements.

Dryden Strategic Value Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended, August 31, 2006 (d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.39

Income (loss) from investment operations
Net investment income	0.09
Net realized and unrealized gain (loss) on investment transactions	0.62

Total from investment operations	0.71

Less Distributions
Dividends from net investment income	—

Net asset value, end of period	$13.10

Total Return(b):	5.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,914
Average net assets (000)	$4,100
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.25	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.25	%(c)
Net investment income	1.48	%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended				March 30, 2001(a) Through February 28, 2002
February 28, 2006	February 28, 2005	February 29, 2004(d)	February 28, 2003

$11.55	$11.00	$7.23	$9.41	$10.00

0.13	0.08	0.04	0.01	0.07
0.71	0.47	3.73	(2.19)	(0.58)

0.84	0.55	3.77	(2.18)	(0.51)

—	—	—	—	(0.08)

12.39	$11.55	$11.00	$7.23	$9.41

7.27%	5.00%	52.14%	(23.17)%	(5.16)%

$4,499	$6,840	$8,359	$7,765	$17,106
$5,246	$7,356	$7,759	$11,896	$19,590

1.27%	1.24%	1.29%	1.27%	1.24	%(c)
1.27%	1.24%	1.29%	1.27%	1.24	%(c)
0.89%	0.63%	0.46%	0.07%	0.76	%(c)

See Notes to Financial Statements.

Dryden Strategic Value Fund	35

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Strategic Partners Opportunity Funds oversees the management of Dryden Strategic Value Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest-cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Dryden Strategic Value Fund

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also reviewed the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

Performance of Dryden Strategic Value Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the second quartile during the first quarter of 2006, performance that was in the third quartile over a one-year period, and performance that was in the second quartile over a three-year period in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund underperformed against its benchmark index over the one-year period, but outperformed against the index over a three-year period.

The Board noted that QMA had assumed subadvisory responsibilities for the Fund in September 2005, and therefore, most of the Fund’s performance record was not

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attributable to QMA. Accordingly, the Board concluded that it was reasonable to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Fund’s ongoing performance.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds.

The Fund’s contractual management fee of 0.800% and actual management fee of 0.900% ranked in the third and fourth quartiles, respectively, in its Peer Group. The Board noted that the actual management fee was higher than the contractual management fee because, although the Fund’s contractual management fee had been reduced from 0.900% to 0.800%, the new, lower contractual management fee rate did not become effective until after the close of the Fund’s fiscal year in February 2005. The Board noted that future comparative materials would identify 0.800% as the Fund’s contractual and actual management fee rate. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several significant initiatives had been approved, which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Fund shareholders for the production and filing of Fund registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Fund shareholders.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded

Dryden Strategic Value Fund

Approval of Advisory Agreements (continued)

that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, brokerage commissions received by affiliates of QMA, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Strategic Value Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Strategic Value Fund
Share Class	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	86276R858	86276R866	86276R874	86276R882

MF502E2    IFS-A125028    Ed. 10/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Opportunity Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	October 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	October 27, 2006

*	Print the name and title of each signing officer under his or her signature.